UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 2003
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    115
Form 13F Information Table Value Total:    $150,033
List of Other Included Managers:
No.  13F File Number      Name

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
Item 6:           Item 8:
Item 1:Item 2:Item 3:Item 4:Item 5:Investment Discr Item 7:Voting Authority
Name of Issuer Title of Class CUSIP   Fair Market Shares or (b) Shared-   Managers     Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
3M Co.                     Common           88579Y101      548.4     6,450     6,450
      6,450
Abbott Laboratories        Common           002824100    1,846.9    39,633    39,633
              39,633
Allied Capital Corp.       Common           01903Q108    1,169.6    41,950    41,950
              41,950
American Int'l Group       Common           026874107    1,822.9    34,020    34,020
              34,020
Amgen Inc.                 Common           031162100      865.4    14,005    14,005
        14,005
Applera Corp - App. Bio GrpCommon           038020103    1,065.0    51,426    51,426
                    51,426
Arbitron, Inc.             Common           03875Q108      550.7    13,200    13,200
        13,200
Asyst Technologies         Common           04648X107    1,335.4    77,460    77,460
               77,460
AT&T Corp.                 Common           001957505    1,526.2    75,183    75,183
           75,183
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,975.8    49,395    49,395
              49,395
Avalon Bay Communities, IncCommon           053484101    1,018.9    21,315    21,315
                      21,315
Avery Dennison             Common           053611109    2,419.2    43,184    43,184
             43,184
BB&T Corp                  Common           054937107    1,294.7    33,506    33,506
           33,506
Berkshire Hathaway CL B    CL B             084670207      396.9       141       141
             141
BP PLC - Spon ADR          Common           055622104      848.1    17,185    17,185
                 17,185
Bristol-Meyers Squibb      Common           110122108      417.9    14,611    14,611
               14,611
Caremark RX Inc.           Common            141705103     638.9    25,225    25,225
             25,225
Cedar Fair                 Dep. Unit        150185106    3,964.7   128,934   128,934
      128,934
Checkfree Corp.            Common           162813109      296.5    10,725    10,725
           10,725
Cisco Systems              Common           17275R102    3,965.8   163,673   163,673
            163,673
CitiGroup Inc.             Common           172967101    2,298.9    47,360    47,360
          47,360
Clevelnd-Cliffs            Common            185896107     203.5     3,995     3,995
        3,995
Coeur D'alene Mines Corp.  Common           192108108      276.0    47,750    47,750
                  47,750
Comcast Corp. CL A         CL A             200300101    1,524.9    48,735    48,735
            48,735
Corinthian Colleges, Inc.  Common           218868107      954.4    17,194    17,194
              17,194
Credence Systems           Common           225302108      443.3    33,685    33,685
             33,685
Developers Diversified RealCommon            251591103   1,543.5    45,980    45,980
                   45,980
Devry Inc.                 Common           251893103      201.0     8,000     8,000
     8,000
Dow Chemical               Common           260543103      606.3    14,584    14,584
           14,584
Drexler Technology Corp.   Common            261876106   2,497.5   185,825   185,825
                    185,825
Duke Energy Corp.          Common            264399106   3,396.7   166,100   166,100
               166,100
Duke Realty Corp.          Common           264411505    1,600.0    51,611    51,611
             51,611
Electro Scientific Ind.    Common           285229100      490.5    20,610    20,610
           20,610
Estee Lauder Co. - CL A    CL A              518439104   1,789.3    45,575    45,575
             45,575
Expeditors Int'l Wash.     Common           302130109    1,094.0    29,050    29,050
              29,050
Exxon Mobil Corp.          Common           30231G102    4,170.5   101,720   101,720
                 101,720
Fifth Third Bancorp        Common           316773100      275.9     4,668     4,668
            4,668
First Niagara Financial GrpCommon           33582V108      167.3    11,175    11,175
                 11,175
Fleet Boston Corp.         Common           33901A108      362.3     8,300     8,300
            8,300
General Electric           Common           369604103    3,400.9   109,778   109,778
           109,778
Genzyme                    Common           372917104      268.6     5,450     5,450
       5,450
Gilead Sciences Inc.       Common           375558103    5,167.1    88,660    88,660
             88,660
Harmony Gold Mining Ltd    Sponsored ADR     413216300   1,519.9    93,650    93,650
                         93,650
Hecla Mining Company       Common           422704106      274.6    33,125    33,125
                  33,125
Henry (Jack) & Assoc., Inc.Common           426281101      224.3    10,900    10,900
                 10,900
Home Depot                 Common           437076102      272.3     7,672     7,672
         7,672
IBM                        Common            459200101     340.2     3,671     3,671
   3,671
Illinois Tool Works        Common           452308109    1,311.8    15,633    15,633
             15,633
Intel                      Common           458140100    2,622.6    81,827    81,827
   81,827
Ishares Inc.               MSCI Japan       464286848      113.8    11,800    11,800
       11,800
J.P. Morgan Chase & Co.    Common           46625H100      854.7    23,271    23,271
                  23,271
Johnson & Johnson          Common           478160104      446.4     8,641     8,641
             8,641
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   2,094.2    41,225    41,225
                 41,225
KeyCorp                    Common           493267108      322.4    10,996    10,996
       10,996
Kinder Morgan Energy PartneUT Ltd Partner   494550106      378.4     7,680     7,680
                     7,680
King Pharmaceuticals Inc.  Common            495582108   1,872.8   122,725   122,725
                   122,725
Landec Corporation         Common            514766104     325.4    49,380    49,380
             49,380
Liberty Media Corp - A     Common            530718105   2,239.1   188,317   188,317
                 188,317
Lucent Technologies Inc.   Common            549463107      34.7    12,228    12,228
               12,228
Magellan Midstream Ptnrs LPCom Unit RP LP   559080106      222.5     4,450     4,450
                        4,450
Markwest Energy Partners L.Unit L.P. Int.    570759100     583.0    14,325    14,325
                 14,325
Matria Healthcare Inc.     Common           576817100      925.0    43,775    43,775
             43,775
Maxim Integrated Products  Common           57772K101      483.6     9,754     9,754
                  9,754
McDonald's                 Common            580135101   2,547.1   102,580   102,580
           102,580
Medtronic Inc.             Common           585055106    1,786.4    36,750    36,750
          36,750
Merck                      Common           589331107      992.9    21,492    21,492
     21,492
MFS Multimarket Income TrusSh.Ben.Int        552737108     184.8    29,200    29,200
                     29,200
Microsoft                  Common           594918104    4,653.1   170,009   170,009
        170,009
National City Corp.        Common           635405103      293.1     8,637     8,637
           8,637
Neogen                     Common           640491106    6,995.6   282,421   282,421
        282,421
Newmont Mining Corp.       Common            651639106   1,933.2    39,770    39,770
                   39,770
Nisource Inc.              Common           65473P105    3,189.5   145,375   145,375
          145,375
Nortel Networks Corp.      Common           656569100      325.2    76,870    76,870
               76,870
Northrop Grumman Corp.     Common            666807102   1,379.0    14,425    14,425
                    14,425
Omnicom Group Inc.         Common           681919106    1,802.9    20,645    20,645
                 20,645
Oregon Steel Mills, Inc.   Common           686079104      140.0    24,100    24,100
              24,100
Pan American Silver Corp.  Common           697900108      307.5    21,500    21,500
                  21,500
Penn Virginia Resource PtnrCommon            707884102     922.0    26,895    26,895
                  26,895
Pepsico                    Common           713448108      235.7     5,055     5,055
    5,055
PetsMart Inc.              Common            716768106     502.2    21,100    21,100
        21,100
Pfizer, Inc.               Common           717081103    3,792.6   107,348   107,348
       107,348
Placer Dome Inc.           Common            725906101   1,350.9    75,425    75,425
            75,425
Plato Learning, Inc.       Common           72764Y100    1,061.4   100,605   100,605
              100,605
PNC Financial Serv. Group  Common           693475105      246.3     4,500     4,500
                  4,500
Power Integrations, Inc.   Common            739276103     771.1    23,045    23,045
              23,045
Procter & Gamble           Common           742718109    1,435.8    14,375    14,375
              14,375
Progressive Corp.          Common            743315103     313.5     3,750     3,750
          3,750
Qwest Communications Int'l Common            749121109     101.2    23,435    23,435
                   23,435
Rayonier Inc.              Common            754907103   1,608.9    38,760    38,760
         38,760
Royal Dutch Petroleum      Common           780257804      751.8    14,350    14,350
                14,350
Schlumberger               Common            806857108     276.3     5,050     5,050
         5,050
Shell Trans. & Trading Co. ADR NY SHS        822703609   1,808.0    40,150    40,150
                       40,150
Silver Standard Resources ICommon           82823L106      280.1    25,100    25,100
                 25,100
Sovereign Bancorp          Common           845905108    1,829.0    77,010    77,010
              77,010
Stericycle Inc.            Common            858912108     666.6    14,275    14,275
       14,275
Steris Corp.               Common           859152100      967.8    42,825    42,825
       42,825
Suntrust Bks Inc           Common           867914103      366.4     5,125     5,125
         5,125
Symantec                   Common            871503108     234.7     6,804     6,804
      6,804
Symyx Technologies, inc.   Common           87155S108      378.1    18,400    18,400
                 18,400
Target Corporation         Common           87612E106      213.1     5,550     5,550
            5,550
TEPPCO Partners L.P.       UT Ltd Partner   872384102    1,096.2    27,200    27,200
                  27,200
Texas Instruments          Common           882508104      326.1    11,100    11,100
            11,100
Thermo Electron Corp.      Common           883556102      507.2    20,125    20,125
                20,125
Templeton Global Inc.Fund  Common           880198106    2,026.6   212,875   212,875
                     212,875
Time Warner, Inc.          Common           887317105    2,410.3   133,982   133,982
              133,982
TJX Companies, Inc.        Common           872540109    2,580.2   117,015   117,015
                117,015
TYCO International Ltd.    Common           902124106    3,665.7   138,330   138,330
                  138,330
Ventana Medical Systems    Common           92276H106    2,061.5    52,322    52,322
                    52,322
Verizon Communications     Common           92343V104      405.6    11,562    11,562
                    11,562
Viacom Inc. - Cl B         CL B             925524308    2,418.9    54,505    54,505
         54,505
Viasys Healthcare Inc.     Common           92553Q209    2,629.4   127,642   127,642
                127,642
Wal-mart Stores Inc.       Common           931142103    1,525.4    28,754    28,754
              28,754
Walgreen                   Common           931422109    1,524.9    41,915    41,915
        41,915
Wells Fargo Company        Common            949740104   1,641.7    27,878    27,878
                 27,878
Wyeth                      Common            983024100     407.5     9,600     9,600
    9,600

13F REPORT  4THQ 2003                       GRAND TOTAL150,033.4





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